OTHER INCOME	12 Months Ended
Dec. 31, 2022
OTHER INCOME
OTHER INCOME

29      OTHER INCOME

For the year ended December 31, 2022, government grants amounting to RMB236 million (2021: RMB173 million, 2020: RMB304 million) were recognized as income to facilitate the Group’s development. There are no unfulfilled conditions or contingencies attached to the grants.